IMPAIRMENT CHARGES	6 Months Ended
Jun. 30, 2025
Disclosure Of Impairment Charges And Inventory Provisioning [Abstract]
IMPAIRMENT CHARGES
5.	IMPAIRMENT CHARGES

Impairment charges
In accordance with IAS 36, Impairment of Assets, the Group carried out an impairment review of the asset valuations as at June 30, 2025. The impact of the impairments on the statement of operations for the six-month period ended June 30, 2025 was as follows:

	Six month period ended
	June 30,2025 US$’000	June 30,2024 US$’000

Impairment of PP&E	28	446
Impairment of goodwill and other intangible assets	-	-
Impairment of financial assets	-	-
Total impairment loss	28	446

The Group recognized an impairment loss of US$28,000 in the six-month period ended June 30, 2025 (six months ended June 30, 2024: US$446,000). In accordance with IAS 36, Impairment of Assets, the Group carries out periodic impairment reviews of its asset carrying values. There are a number of factors taken into account in calculating the impairment, including the Company’s period-end share price, calculation of the cost of capital, and future projected cash flows for individual cash-generating units in the business.  In addition, the Group examines individual development project assets for indicators of impairment.

The impairment test performed as at June 30, 2025 identified that the value in use of some of our cash generating units was below the value of the carrying amount of their assets, other than inventories, accounts receivable, cash and cash equivalents and deferred tax assets. The Company therefore recorded an impairment charge in relation to the asset additions that had been recorded during 2025 in these cash generating units.